PlanRock Alternative Growth ETF

PRAE

SUMMARY PROSPECTUS

December 11, 2023

Before you invest, you may want to review the Fund’s complete Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund at www.PlanRockFunds.com. You can also get this information at no cost by calling 1-800-677-6025 or by sending an email request to OrderPlanRockETFs@ultimusfundsolutions.com. The Fund’s statutory Prospectus and Statement of Additional Information dated December 11, 2023 are incorporated by reference into this Summary.

Investment Objective: The Fund seeks growth of principal.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.44%
Acquired Fund Fees and Expenses(1)	0.20%
Total Annual Fund Operating Expenses	1.84%
Fee Waiver and/or Expense Reimbursement(2)	(0.39)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%
(1)	Estimated for the current fiscal year.
(2)	PlanRock Investment Management, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least December 11, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) of any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.25% of the Fund’s net assets. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$148	$541
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Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund is composed of U.S. and foreign ETFs of any market capitalization, stocks and alternative investments, such as equity index futures, and commodities and currencies, that represent multiple equity market segments of any investing style, market capitalization, country (including emerging markets), or sector. The strategy follows a proprietary, rules-based, alternative equity methodology that selects ETFs, stocks or derivatives, including commodity-linked derivative instruments, with significant underlying security liquidity, asset levels and market representation. The strategy rotates among outperforming equity market segments based on a proprietary methodology of trend following, momentum and market valuations. The Fund increases and decreases its investments in equity and growth markets based on the trend of that particular market. To advance and preserve principal, the Fund takes long positions in market uptrends and short position in market downtrends with equity index futures, interest rate futures, commodity equity securities and currency futures. The Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors but will not concentrate in any one industry or group of industries. The strategy is designed to have low correlation to equity markets with similar or less volatility. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments with favorable growth prospects.

Principal Investment Risks: The following describes the risks the Fund bears directly or indirectly through investments in ETFs (“Underlying Funds”). As with all funds, there is a risk that you could lose money through your investment in the Fund and there is no guarantee that the Fund will achieve its goal. Many factors affect the Fund’s net asset value (“NAV”) and performance.

Allocation Risk: If the Fund’s strategy for allocating assets among different assets classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Authorized Participant Risk: Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (defined below), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. AP concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Commodities Risk: The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Currencies Risk: The Fund invests in securities that trade in, and receive revenues in, foreign currencies, and is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Derivatives Risk: The Fund may gain exposure to derivatives directly through investment in derivatives instruments, or indirectly through its investment in ETFs that invest in derivatives. The Fund’s exposure to derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

o	Futures Risk: Futures create leverage, which can magnify the Fund’s share price and which can have significant impact on the Fund’s performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

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Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund causes the net asset value (“NAV”) of the Fund to fluctuate.

o	Common Stock Risk: Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock is subject to greater dividend risk than preferred stocks or debt instruments of the same issuer.
o	Preferred Stock Risk: Generally, preferred stockholders have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock is subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below.

ETF Structure Risks: The Fund is structured as an ETF and is subject to the special risks, including:

  Not Individually Redeemable: Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
  Trading Issues: An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as APs that can post collateral on an agency basis is limited, which may limit the market for the Shares.
  Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Foreign Investment Risk: Since the Fund’s investments may include foreign securities and ETFs with foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Growth Risk: Growth-oriented securities purchased by the Fund may involve large price swings and potential for loss. If the perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Large Capitalization Companies Risk: Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

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Limited History of Operations Risk: The Fund is a new fund with a limited history of operations for investors to evaluate.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

Small and Medium Capitalization Companies Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Underlying Funds Risk: ETFs in which the Fund invests are subject to investment advisory and other expenses, which are indirectly paid by the Fund. As a result, the cost of investing in the Fund is higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.PlanRockFunds.com or by calling 800-677-6025.

Investment Adviser: PlanRock Investment Management, LLC (the “Advisor”).

Portfolio Managers: Each of Stephen Hammers, Chief Executive Officer of the Advisor, Alex Pazdan, Portfolio Manager of the Advisor, and Dan Banaszak, Portfolio Manager of the Advisor, has served the Fund as a Portfolio Manager since it commenced operations.

Purchase and Sale of Fund Shares: Individual Shares may be purchased and sold in secondary market transactions through a broker dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the second market (the “bid-ask spread”). Information on the Fund’s NAV, market price, premiums and discounts and bid-ask spreads is available at www.PlanRockFunds.com.

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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